LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
LONG-TERM INVESTMENT

6.    LONG-TERM INVESTMENT

	Investments without readily determinable fair value	Total	Total
	HK$	HK$	US$
Balance as of January 1, 2022	—	—	—
Addition	14,500,000	14,500,000	1,858,617

Balance as of December 31, 2022	14,500,000	14,500,000	1,858,617

As of December 31, 2022, the Company has an investment of HK$14,500,000 (US$1,858,617) in a private company (“Company A”), representing 4.99% equity ownership of Company A, in which the Company does not have any significant influence and such investment does not have readily determinable fair value.